Loans Receivable and Allowance for Loan Losses - Information About Delinquencies in Loan Portfolio (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	$ 2,302,000	$ 2,085,000
60-89 Days Past Due	914,000	651,000
90 Days or More Past Due	2,434,000	3,732,000
Total Past Due	5,650,000	6,468,000
Current	580,028,000	452,168,000
Total	585,678,000	458,636,000
One-to-Four Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	526,670,000	419,240,000
Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	21,565,000	14,990,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	25,156,000	13,671,000
Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	553,000	937,000
Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,916,000	8,905,000
Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	818,000	893,000
Real Estate [Member] | One-to-Four Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	2,278,000	2,076,000
60-89 Days Past Due	914,000	300,000
90 Days or More Past Due	2,150,000	3,693,000
Total Past Due	5,342,000	6,069,000
Current	521,328,000	413,171,000
Total	526,670,000	419,240,000
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due
90 Days or More Past Due
Total Past Due
Current	21,565,000	14,990,000
Total	21,565,000	14,990,000
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due		251,000
90 Days or More Past Due	247,000
Total Past Due	247,000	251,000
Current	24,909,000	13,420,000
Total	25,156,000	13,671,000
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due
90 Days or More Past Due
Total Past Due
Current	553,000	937,000
Total	553,000	937,000
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	24,000	9,000
60-89 Days Past Due		4,000
90 Days or More Past Due	37,000	39,000
Total Past Due	61,000	52,000
Current	10,855,000	8,853,000
Total	10,916,000	8,905,000
Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due		96,000
90 Days or More Past Due
Total Past Due		96,000
Current	818,000	797,000
Total	$ 818,000	$ 893,000